EQUITY INCENTIVE PLANS - Disclosure of outstanding restricted share units (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity Incentive Plans [Abstract]
Number of shares issued or issuable on vesting at beginning of period	519,125	239,100
RSUs Granted	553,200	359,723
RSUs Converted to common shares	(330,349)	(79,698)
RSUs Forfeited	(110,400)
Number of shares issued or issuable on vesting at end of period	631,576	519,125